Investment properties (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Fair value at the beginning of the year	$ 3,131,250
Incorporation by business combination (ii)	(2,136)
Fair value at the end of the year	3,372,350	$ 3,131,250
Level 3 [Member] | Shopping Malls in Argentina [Member]
Statement [Line Items]
Fair value at the beginning of the year	1,903,679	1,234,604
Additions	21,426	63,525
Capitalized leasing costs	198	156
Amortization of capitalized leasing costs (i)	(326)	(334)
Transfers	(657)	(5,107)
Incorporation by business combination (ii)	22,320	0
Disposals	0	(24)
Currency translation adjustment	0	0
Net (loss) / gain from fair value adjustment	265,961	610,859
Fair value at the end of the year	2,212,601	1,903,679
Level 2 [Member]
Statement [Line Items]
Fair value at the beginning of the year	1,227,571	1,935,800
Additions	76,891	35,983
Capitalized leasing costs	282	87
Amortization of capitalized leasing costs (i)	(193)	(175)
Transfers	(70,093)	(117,703)
Incorporation by business combination (ii)	0	0
Disposals	(2,544)	(12,138)
Currency translation adjustment	(1)	(86)
Net (loss) / gain from fair value adjustment	(72,164)	(614,197)
Fair value at the end of the year	$ 1,159,749	$ 1,227,571